Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 Hotel Entity	Dec. 31, 2017 Hotel Entity
Additional Information [Abstract]
Number of hotels under operating leases	58	59
Number of hotels under capital leases	4	4
Number of hotels under capital leases which were the liabilities of consolidated VIEs and were non-recourse to us | Entity	2	2
Hotel leases starting expiration date	2019
Hotel leases ending expiration date	2067
Date before which the majority of our hotel leases expire	2029